Prepayments To Suppliers, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-cash reclassifications from prepayment to inventories	$ 328,827	$ 337,930	$ 579,233